Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information disclosure
Segment Information disclosure [Text Block]

2.                                      SEGMENT INFORMATION

The accounting policies used to prepare the segment reporting data for the Company’s three reportable business segments are the same as those described in the Summary of Significant Accounting Policies in note 1.

Except as described below for certain legal entities, the Company allocates its invested assets and the related net investment income to its reportable business segments.  Pre-tax net investment income is allocated based upon an investable funds concept, which takes into account liabilities (net of non-invested assets) and appropriate capital considerations for each segment. For investable funds, a benchmark investment yield is developed that reflects the estimated duration of the loss reserves’ future cash flows, the interest rate environment at the time the losses were incurred and A+ rated corporate debt instrument yields.  For capital, a benchmark investment yield is developed that reflects the average yield on the total investment portfolio.  The benchmark investment yields are applied to each segment’s investable funds and capital, respectively, to produce a total notional investment income by segment.  The Company’s actual net investment income is allocated to each segment in proportion to the respective segment’s notional investment income to total notional investment income.  There are certain legal entities within the Company that are dedicated to specific reportable business segments.  The invested assets and related net investment income from these legal entities are reported in the applicable business segment and are not allocated among the other business segments.

The cost of the Company’s catastrophe treaty program is included in the Company’s ceded premiums and is allocated among reportable business segments based on an estimate of actual market reinsurance pricing using expected losses calculated by the Company’s catastrophe model, adjusted for any experience adjustments.

The following tables summarize the components of the Company’s revenues, income, net written premiums and total assets by reportable business segments.

(for the year ended December 31, in millions)	Business Insurance	Bond & Specialty Insurance	Personal Insurance	Total Reportable Segments
2016
Premiums	$13,855	$2,260	$8,419	$24,534
Net investment income	1,701	239	362	2,302
Fee income	442	—	16	458
Other revenues	168	21	63	252
Total segment revenues (1)	$16,166	$2,520	$8,860	$27,546
Amortization and depreciation	$2,783	$491	$1,530	$4,804
Income tax expense	656	309	192	1,157
Segment income (1)	1,982	712	517	3,211

2015
Premiums	$13,698	$2,267	$7,909	$23,874
Net investment income	1,757	254	368	2,379
Fee income	445	—	15	460
Other revenues	17	22	54	93
Total segment revenues (1)	$15,917	$2,543	$8,346	$26,806
Amortization and depreciation	$2,725	$501	$1,470	$4,696
Income tax expense	744	283	416	1,443
Segment income (1)	2,077	683	932	3,692

2014
Premiums	$13,515	$2,275	$7,923	$23,713
Net investment income	2,072	293	422	2,787
Fee income	438	—	12	450
Other revenues	34	20	91	145
Total segment revenues (1)	$16,059	$2,588	$8,448	$27,095
Amortization and depreciation	$2,714	$521	$1,503	$4,738
Income tax expense	795	348	369	1,512
Segment income (1)	2,297	760	841	3,898

(1)         Segment revenues for reportable business segments exclude net realized investment gains. Segment income for reportable business segments equals net income excluding the after-tax impact of net realized investment gains.

Net written premiums by market were as follows:

(for the year ended December 31, in millions)	2016	2015	2014
Business Insurance:
Domestic:
Select Accounts	$2,729	$2,716	$2,707
Middle Market	7,379	7,186	6,973
National Accounts	1,058	1,048	1,047
National Property and Other	1,779	1,791	1,757
Total Domestic	12,945	12,741	12,484
International	955	1,033	1,193
Total Business Insurance	13,900	13,774	13,677

Bond & Specialty Insurance:
Domestic:
Management Liability	1,342	1,326	1,339
Surety	757	755	764
Total Domestic	2,099	2,081	2,103
International	172	192	191
Total Bond & Specialty Insurance	2,271	2,273	2,294
Personal Insurance:
Domestic:
Agency:
Automobile	4,103	3,534	3,260
Homeowners and Other	3,772	3,687	3,718
Total Agency	7,875	7,221	6,978
Direct-to-Consumer	309	236	187
Total Domestic	8,184	7,457	7,165
International	603	617	768
Total Personal Insurance	8,787	8,074	7,933
Total consolidated net written premiums	$24,958	$24,121	$23,904

Business Segment Reconciliations

(for the year ended December 31, in millions)	2016	2015	2014
Revenue reconciliation
Earned premiums
Business Insurance:
Domestic:
Workers’ compensation	$3,969	$3,867	$3,711
Commercial automobile	2,010	1,922	1,900
Commercial property	1,769	1,766	1,747
General liability	1,977	1,898	1,834
Commercial multi-peril	3,148	3,133	3,071
Other	31	39	42
Total Domestic	12,904	12,625	12,305
International	951	1,073	1,210
Total Business Insurance	13,855	13,698	13,515
Bond & Specialty Insurance:
Domestic:
Fidelity and surety	962	954	936
General liability	946	955	963
Other	180	176	177
Total Domestic	2,088	2,085	2,076
International	172	182	199
Total Bond & Specialty Insurance	2,260	2,267	2,275
Personal Insurance:
Domestic
Automobile	4,013	3,512	3,316
Homeowners and Other	3,813	3,756	3,809
Total Domestic	7,826	7,268	7,125
International	593	641	798
Total Personal Insurance	8,419	7,909	7,923
Total earned premiums	24,534	23,874	23,713
Net investment income	2,302	2,379	2,787
Fee income	458	460	450
Other revenues	252	93	145
Total segment revenues	27,546	26,806	27,095
Other revenues	11	6	—
Net realized investment gains	68	3	79
Total revenues	$27,625	$26,815	$27,174

Income reconciliation, net of tax
Total segment income	$3,211	$3,692	$3,898
Interest Expense and Other (1)	(244)	(255)	(257)
Core income	2,967	3,437	3,641
Net realized investment gains	47	2	51
Net income	$3,014	$3,439	$3,692

(1)         The primary component of Interest Expense and Other was after-tax interest expense of $236 million, $242 million and $240 million in 2016, 2015 and 2014, respectively.

(at December 31, in millions)	2016	2015
Asset reconciliation:
Business Insurance	$75,730	$75,915
Bond & Specialty Insurance	8,726	8,820
Personal Insurance	15,426	15,065
Total assets for reportable segments	99,882	99,800
Other assets (1)	363	384
Total consolidated assets	$100,245	$100,184

(1)         The primary components of other assets at December 31, 2016 and 2015 were other intangible assets and deferred taxes.

Enterprise-Wide Disclosures

The Company does not have revenue from transactions with a single customer amounting to 10 percent or more of its revenues.

The following table presents revenues of the Company’s operations based on location:

(for the year ended December 31, in millions)	2016	2015	2014
U.S.	$25,904	$25,127	$25,103
Non-U.S.:
Canada	1,154	1,202	1,474
Other Non-U.S.	567	486	597
Total Non-U.S.	1,721	1,688	2,071
Total revenues	$27,625	$26,815	$27,174